Events after the Reporting Period (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 11, 2023	Aug. 14, 2023	Aug. 18, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	Mar. 22, 2023	Nov. 01, 2022	Aug. 02, 2022
Events after the Reporting Period (Details) [Line Items]
Description of public offering		the Company closed an underwritten public offering (the “Public Offering”) of 212,500 ordinary shares, at a purchase price of $5.20 per ordinary share and pre-funded warrants to purchase up to 37,500 ordinary shares at a purchase price of $5.174 per pre-funded warrant, for aggregate gross proceeds of approximately $1.3 million, pursuant to an underwriting agreement between the Company and Aegis Capital Corp (“Aegis”), the underwriter in the Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 37,500 ordinary shares solely to cover over-allotments, if any, at the share price of the Public Offering less underwriting discounts and commissions.
Warrants and exercise (in Dollars)		$ 0.026			$ 3,000
Shares issued		25,000		282,782	261,494		7,134	13,858	1,423	923
Exercise of pre-funded warrants		25,000			3,846	4,544
Ordinary shares issued					3,846
Purchase of ordinary share				247,415
Subsequent [Member]
Events after the Reporting Period (Details) [Line Items]
Ordinary shares issued			75,000,000
Ordinary shares par value (in Dollars per share)
Aggregate gross proceeds (in Dollars)	$ 5,000,000
Percentage of aggregate purchase price	30.00%
Aggregate purchase price (in Dollars)	$ 7,180,000
Purchase price per share (in Dollars per share)	$ 3.72
Pre-funded ordinary share	1,930,108
Purchase of ordinary share	1,930,108
Purchase ordinary shares	1,930,108
Term of issuance	5 years
Exercise price (in Dollars per share)	$ 0.001